Loss per share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Loss per share

(10) Loss per share

The following table sets forth the computation of basic and diluted net loss per share of Class A Common Stock. Class V Common Stock does not have economic rights in Inspirato Incorporated, including rights to dividends or distributions upon liquidation, and as a result, is not considered a participating security for basic and diluted loss per share. As such, basic and diluted loss per share is computed using the two-class method. EPS for the years ended December 31, 2020 and December 31, 2021 was adjusted as a result of the Business Combination, see Notes 2 and 3 for additional information.

Basic loss per share is based on the weighted average number of Class A Common Stock outstanding during the period. Diluted loss per share is based on the weighted average number of Class A Common Stock used for the basic earnings per share calculation, adjusted for the dilutive effect of restricted stock units, nonqualified stock options, warrants, and profits interests, if any, using the “treasury stock” method and for the combined interests that convert into potential shares of Class A Common Stock, if any, using the “if converted” method. “Basic and diluted net loss attributable to Inspirato Incorporated per common unit and Class A share, respectively” is adjusted for the Company’s share of Inspirato LLC’s consolidated net loss, net of Inspirato Incorporated taxes, after giving effect to Inspirato LLC combined interests that convert into potential Class A Common Stock, to the extent it is dilutive. In addition, “Net loss attributable to Inspirato Incorporated per common unit and Class A share, respectively” is adjusted for the after-tax impact of changes to the fair value of derivative liabilities, to the extent the Company’s Warrants are dilutive.

	Year Ended December 31,
	2020	2021	2022

	(in thousands except per share amounts)
Numerator
Net loss attributable to Inspirato Incorporated	$(540)	$(22,218)	$(24,057)
Denominator
Basic and diluted weighted average common units and Class A shares outstanding	105,543	105,513	52,310
Basic and diluted net loss attributable to Inspirato Incorporated per common unit and Class A share	$(0.01)	$(0.21)	$(0.46)

The following securities were anti-dilutive for the years ended December 31, 2020, 2021 and 2022:

	Year Ended December 31,
	2020	2021	2022

	(in thousands)
Restricted stock units	—	—	3,876
Stock options	10,727	7,999	6,883
Preferred warrants	509	509	59
Common stock warrants	—	—	8,242
Profit interests	6,287	9,280	1,068
Anti-dilutive securities	17,523	17,788	20,128

The Company’s Class V Common Stock is neither dilutive nor anti-dilutive for the periods presented as their assumed conversion under the “if-converted” method to “Weighted-average shares for diluted loss per share” would cause a proportionate increase to “Net loss attributable to Inspirato Incorporated” for diluted loss per share.